CAPITAL STRUCTURE (Details Narrative)		1 Months Ended		2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 16, 2023 ILS (₪) ₪ / shares shares	Jul. 31, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Jul. 31, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($)	Jun. 30, 2024	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares shares
Class of Stock [Line Items]
Common stock, par value | (per share)	₪ 0.35						$ 0.001	$ 0.001	₪ 0.35
Common stock, shares authorized	34,285,714						0	2,836,790	2,836,790
Registered share capital, value | ₪	₪ 12,000,000
Stockholders' equity, reverse stock split	As a result of the Reverse Share Split, the number of issued and outstanding Ordinary Shares immediately prior to the Reverse Share Split was reduced into a smaller number of Ordinary Shares, such that every 35 Ordinary Shares held by a shareholder immediately prior to the Reverse Share Split were combined and reclassified into one Ordinary Share.					1-for-35 reverse stock split
Common stock, shares outstanding	9,018,261						0	970,192	970,192
Issuance price | $ / shares							$ 0.0629
Ordinary Shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares for anti-dilution shares							1,893,649
Issuance of ordinary shares for incentive, value							2,633,967
Series C-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued				53,393
Preferred stock, par value | $ / shares		$ 7.1319		$ 7.1319
Preferred stock gross proceeds | $				$ 6,100,000
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized								2,118,892	2,118,892
Temporary equity, par value | $ / shares								$ 0.001
Series C Redeemable Convertible Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Proceeds from warrant | $				$ 2,100,000
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized							0	557,507	557,507
Temporary equity, par value | $ / shares							$ 0.001	$ 0.001
Issuance of common stock through conversion of redeemable convertible preferred stock, shares		411,858
Temporary equity, shares issued							0	145,650	145,650
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized							0	419,841	419,841
Temporary equity, par value | $ / shares							$ 0.001	$ 0.001
Issuance of common stock through conversion of redeemable convertible preferred stock, shares		196,157
Temporary equity, shares issued							0	223,683	223,683
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Gross proceeds and sale | $							$ 4,300,000
Series D One Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued							384,837
Series D Two Preferred Stock [Member]
Class of Stock [Line Items]
Gross proceeds and sale | $							$ 6,000,000.0
Number of shares issued							370,602
Number of shares issued							124,023
Number of shares issued, value | $							$ 2,000,000.0
Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred shares terms							(a) the closing of the sale of shares of Common Stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $50,000,000 of gross proceeds (before deducting underwriting discounts and commissions), to Notable US, or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least (i) a majority of the outstanding shares of Series A Preferred Stock, (ii) 55% of the outstanding shares of Series B Preferred Stock, and (iii) a majority of the outstanding shares of Series C Preferred Stock, voting together as a single class on an as converted to Common Stock basis.
Proceeds from common stock | $							$ 50,000,000
Series C Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized							0	1,141,544	1,141,544
Temporary equity, par value | $ / shares							$ 0.001	$ 0.001
Temporary equity, shares issued							0	94,988	94,988
Series D Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares issued								755,439	755,439
2022 SAFEs [Member]
Class of Stock [Line Items]
Gross proceeds and sale | $					$ 4,000,000.0
Convertible preferred shares terms					If there was a future equity financing before the termination of the SAFEs, on the initial closing of such equity financing, the 2022 SAFEs would automatically convert into the number of shares of preferred stock which would be issued in the equity financing equal to the purchase amount divided by the lowest price per share of the preferred stock sold in the equity financing multiplied by 85%.
2022 SAFEs [Member] | Series C-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issuance price | $ / shares			$ 7.1319
2022 SAFEs [Member] | Series C-2 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issuance price | $ / shares			$ 6.062115
Number of shares issued			661,282
Gain on equity | $								$ 500,000